UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21403

Western Asset Inflation-Linked Income Fund

(Exact name of registrant as specified in charter)

385 East Colorado Boulevard Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INFLATION-LINKED INCOME FUND

FORM N-Q

FEBRUARY 28, 2019

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 109.7%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	10,662,560	$11,720,358
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	53,999,028	58,759,272	(a)
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	33,458,238	36,292,168	(a)
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	155,331	194,102
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	7,126,274	8,290,836
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	32,093,040	41,674,985	(a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	3,487,110	4,196,451
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	3,544,941	4,284,601
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	21,354,784	22,600,062	(a)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	15,107,162	13,866,526
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	3,056,400	2,971,772
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	3,005,184	2,930,543
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	10,721,800	10,728,920
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	53,748,282	53,346,569	(a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	11,484,800	11,588,630
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	11,660,220	11,511,051
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	15,605,660	15,671,398
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	38,222,850	37,565,646	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	25,018,021	24,709,917	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	6,530,580	6,406,453
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	5,943,550	5,949,825
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	21,876,158	21,795,119

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $408,567,836)				407,055,204

CORPORATE BONDS & NOTES - 7.0%
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Pyxus International Inc., Secured Notes	9.875%	7/15/21	160,000	143,600

ENERGY - 3.6%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	200,000	201,148

Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	117,777
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,462,732
Apache Corp., Senior Notes	2.625%	1/15/23	115,000	110,699
Apache Corp., Senior Notes	5.250%	2/1/42	440,000	426,112
Apache Corp., Senior Notes	4.250%	1/15/44	1,310,000	1,123,029
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	200,000	195,353
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	200,000	198,634

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	2,000,000	$1,937,942	(b)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	30,000	29,588	(b)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	50,000	46,000	(b)
Noble Energy Inc., Senior Notes	3.900%	11/15/24	200,000	197,548
Noble Energy Inc., Senior Notes	4.950%	8/15/47	1,590,000	1,490,115
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	450,000	448,313
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	810,000	788,413
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	200,000	245,295
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,000,000	2,020,000
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000	1,416,283
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	800,000	783,840	(c)

Total Oil, Gas & Consumable Fuels				13,037,673

TOTAL ENERGY				13,238,821

FINANCIALS - 0.9%
Banks - 0.7%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,440,000	2,634,188

Diversified Financial Services - 0.2%
ILFC E-Capital Trust II, Ltd. Gtd. ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.800%	12/21/65	1,010,000	782,750	(b)(d)

TOTAL FINANCIALS				3,416,938

HEALTH CARE - 1.0%
Pharmaceuticals - 1.0%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	2,380,000	2,296,700	(b)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,280,000	1,376,000	(b)

TOTAL HEALTH CARE				3,672,700

MATERIALS - 1.4%
Metals & Mining - 1.4%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	720,000	738,900	(b)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	800,000	754,653	(b)
ArcelorMittal, Senior Notes	6.125%	6/1/25	350,000	382,909
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	200,000	209,469
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	200,000	190,622	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000	754,903	(b)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,670,000		$1,659,481
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	670,000		632,383

TOTAL MATERIALS					5,323,320

TOTAL CORPORATE BONDS & NOTES (Cost - $25,287,455)					25,795,379

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 6.8%
Brazil - 3.1%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	12,814,724	BRL	3,952,469
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	22,543,281	BRL	7,521,742

Total Brazil					11,474,211

Italy - 3.7%
Italy Buoni Poliennali Del Tesoro	3.100%	9/15/26	10,831,185	EUR	13,619,771	(c)

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $23,597,529)					25,093,982

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 5.9%
Alternative Loan Trust, 2007-12T1 A3	6.000%	6/25/37	1,655,644		1,223,199
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	2.660%	5/28/36	897,769		891,811	(b)(d)
Bear Stearns ARM Trust, 2004-9, 24A1	4.880%	11/25/34	27,839		27,485	(d)
Chase Mortgage Finance Trust, 2007-A1, 2A3	4.478%	2/25/37	6,334		6,451	(d)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	2.650%	10/27/36	2,430,000		1,903,728	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K721, X1, IO	0.332%	8/25/22	149,809,422		1,589,028	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4057, IO, U1	3.000%	5/15/27	990,678		76,443
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	2,678,710		200,148
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.940%	10/25/29	1,300,000		1,412,047	(d)
Federal National Mortgage Association (FNMA)-CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	7.390%	11/25/24	991,377		1,119,726	(b)(d)
Federal National Mortgage Association (FNMA)-CAS, 2016-C04 1M1 (1 mo. USD LIBOR + 1.450%)	3.940%	1/25/29	352,033		353,587	(b)(d)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal National Mortgage Association (FNMA)-CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	7.340%	10/25/29	1,340,000	$1,498,931	(b)(d)
Federal National Mortgage Association (FNMA)-CAS, 2017-C03, 1M2 (1 mo. USD LIBOR + 3.000%)	5.490%	10/25/29	1,310,000	1,395,213	(b)(d)
GMACM Mortgage Loan Trust, 2005-AF2 A1	6.000%	12/25/35	1,237,563	1,194,594
Government National Mortgage Association (GNMA), 2011-142, IO	0.295%	9/16/46	3,659,308	33,553	(d)
Government National Mortgage Association (GNMA), 2012-112, IO	0.277%	2/16/53	1,848,727	35,947	(d)
Government National Mortgage Association (GNMA), 2012-152, IO	0.789%	1/16/54	6,017,535	306,395	(d)
Government National Mortgage Association (GNMA), 2012-44, IO	0.434%	3/16/49	1,065,599	13,693	(d)
Government National Mortgage Association (GNMA), 2013-145, IO	1.066%	9/16/44	2,509,068	120,811	(d)
Government National Mortgage Association (GNMA), 2014-50, IO	0.839%	9/16/55	1,587,364	84,012	(d)
Government National Mortgage Association (GNMA), 2014-169, IO	0.827%	10/16/56	13,810,561	671,018	(d)
Government National Mortgage Association (GNMA), 2014-47, IA, IO	0.246%	2/16/48	620,666	13,931	(d)
Government National Mortgage Association (GNMA), 2015-101, IO	0.825%	3/16/52	21,736,392	1,136,437	(d)
Government National Mortgage Association (GNMA), 2015-183, IO	0.946%	9/16/57	26,765,583	1,830,137	(d)
GSR Mortgage Loan Trust, 2004-11, 1A1	4.680%	9/25/34	67,337	69,152	(d)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A1	4.456%	2/25/34	9,233	9,259	(d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	852,925	856,633	(b)(d)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	4.272%	10/26/36	2,745,446	2,342,102	(b)(d)
RAMP Series Trust, 2004-SL4 A5	7.500%	7/25/32	55,218	41,290

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
WaMu Mortgage Pass-Through Certificates
Trust, 2007-OA2 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.700%)	3.032%	3/25/47	1,448,278		$1,349,766	(d)
Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, 2004-RA1, 2A	7.000%	3/25/34	8,379		9,111

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $22,786,925)					21,815,638

SOVEREIGN BONDS - 4.6%
Argentina - 0.5%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	53.666%	6/21/20	64,160,000	ARS	1,784,410	(d)

Chile - 1.0%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	2,330,000,000	CLP	3,773,049

Ecuador - 0.6%
Ecuador Government International Bond, Senior Notes	10.500%	3/24/20	1,520,000		1,592,124	(b)
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	520,000		517,114	(c)

Total Ecuador					2,109,238

Indonesia - 1.1%
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000		206,668	(b)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	400,000		395,888	(b)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	290,000		275,739
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	49,188,000,000	IDR	3,324,224

Total Indonesia					4,202,519

Mexico - 0.5%
Mexican Bonos, Senior Notes	7.750%	11/13/42	10,990,000	MXN	515,906
Mexican Bonos, Senior Notes	8.000%	11/7/47	25,110,000	MXN	1,204,808

Total Mexico					1,720,714

Nigeria - 0.0%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		197,114	(b)

Russia - 0.9%
Russian Federal Bond-OFZ	7.050%	1/19/28	236,150,000	RUB	3,343,673

TOTAL SOVEREIGN BONDS (Cost - $19,978,008)					17,130,717

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - 3.4%
Ameriquest Mortgage Securities Inc., 2005-R7 M2 (1 mo. USD LIBOR + 0.500%)	2.990%	9/25/35	1,300,000		$1,302,443	(d)
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates Series, 2005-R10, M5 (1 mo. USD LIBOR + 0.630%)	3.120%	1/25/36	4,660,000		4,327,663	(d)
CWHEQ Revolving Home Equity Loan Trust Series, 2005-C, 2A (1 mo. USD LIBOR + 0.180%)	2.669%	7/15/35	645,286		625,420	(d)
CWHEQ Revolving Home Equity Loan Trust Series, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	2.629%	1/15/37	933,129		885,188	(d)
First Franklin Mortgage Loan Trust, 2006-FF15, A5 (1 mo. USD LIBOR + 0.160%)	2.650%	11/25/36	1,396,229		1,358,032	(d)
Legacy Mortgage Asset Trust, 2019-GS1 A1	4.000%	1/25/59	1,340,000		1,338,980	(b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2005-WF4, M8 (1 mo. USD LIBOR + 2.625%)	5.115%	11/25/35	2,600,000		2,645,115	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $11,025,351)					12,482,841

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
U.S. Government Obligations - 0.2%
U.S. Treasury Bonds (Cost - $916,029)	3.000%	2/15/49	920,000		904,691

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $512,159,133)					510,278,452

SHORT-TERM INVESTMENTS - 5.3%
Repurchase Agreements - 2.4%
Deutsche Bank Securities Inc., repurchase agreement dated 2/28/19, Proceeds at Maturity - $9,000,640; (Fully collateralized by U.S. Treasury Notes, 0.375% due 7/15/25; Market value - $9,181,693) (Cost - $9,000,000)	2.560%	3/1/19	9,000,000		9,000,000

Sovereign Bonds - 0.1%
Argentina Treasury Bill (Cost - $493,581)	(89.597)%	3/29/19	15,956,000	ARS	488,092	(f)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	SHARES	VALUE
Money Market Funds - 2.8%
Dreyfus Government Cash Management, Institutional Shares (Cost - $10,283,726)	2.374%	10,283,726	$10,283,726

TOTAL SHORT-TERM INVESTMENTS (Cost - $19,777,307)			19,771,818

TOTAL INVESTMENTS - 142.9% (Cost - $531,936,440)			530,050,270
Liabilities in Excess of Other Assets - (42.9)%			(159,118,990)

TOTAL NET ASSETS - 100.0%			$370,931,280

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLP	— Chilean Peso
CMT	— Constant Maturity Treasury
EUR	— Euro
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

At February 28, 2019, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank	2.720%	1/11/2019	4/11/2019	$167,322,188	U.S. Treasury inflation protected securities	$171,612,500
					Cash	370,000

				$167,322,188		$171,982,500

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At February 28, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day EuroDollar	92	12/19	$22,367,666	$22,392,800	$25,134
Copper	165	5/19	11,245,580	12,160,500	914,920
Euro	83	3/19	11,888,751	11,820,756	(67,995)
Gold 100 Ounce	54	6/19	6,997,995	7,142,580	144,585
Japanese Yen	35	3/19	3,896,243	3,932,031	35,788
Mexican Peso	205	3/19	5,035,096	5,302,325	267,229
U.S. Treasury Ultra
Long-Term Bonds	176	6/19	28,421,317	28,088,500	(332,817)
WTI Crude	80	11/19	4,351,273	4,734,400	383,127
WTI Crude	212	12/19	11,941,073	12,535,560	594,487

					1,964,458

Contracts to Sell:
British Pound	33	3/19	2,614,137	2,738,588	(124,451)
Euro-Bund	93	3/19	17,059,530	17,486,963	(427,433)
Euro-Bund	15	6/19	2,780,169	2,777,141	3,028
U.S. Treasury 5-Year Notes	1,025	6/19	117,453,232	117,426,562	26,670
U.S. Treasury 10-Year Notes	584	6/19	71,315,429	71,248,000	67,429
U.S. Treasury Long-Term Bonds	22	6/19	3,200,930	3,178,312	22,618
WTI Crude	203	8/19	11,328,151	11,942,490	(614,339)

					(1,046,478)

Net unrealized appreciation on open futures contracts					$917,980

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

At February 28, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	508,118,791	USD	7,162,706	Barclays Bank PLC	4/16/19	$(63,571)
AUD	2,482	USD	1,776	Barclays Bank PLC	4/17/19	(15)
BRL	5,350,173	USD	1,442,251	Barclays Bank PLC	4/17/19	(22,524)
BRL	13,592,136	USD	3,626,988	Barclays Bank PLC	4/17/19	(20,167)
MYR	18,766,939	USD	4,568,388	Barclays Bank PLC	4/17/19	42,213
USD	233,211	AUD	325,001	Barclays Bank PLC	4/17/19	2,489
USD	9,310,369	CAD	12,357,281	Barclays Bank PLC	4/17/19	(90,765)
USD	9,825,752	TWD	301,120,000	Barclays Bank PLC	4/17/19	8,308
COP	5,871,388,331	USD	1,829,378	Citibank N.A.	4/17/19	71,293
COP	41,617,990,000	USD	12,995,672	Citibank N.A.	4/17/19	476,795
GBP	1,928,058	USD	2,474,623	Citibank N.A.	4/17/19	89,132
IDR	26,052,151,242	USD	1,811,064	Citibank N.A.	4/17/19	31,782
JPY	880,310	USD	8,195	Citibank N.A.	4/17/19	(266)
RUB	1,049,151,000	USD	15,463,940	Citibank N.A.	4/17/19	338,973
USD	113,521	EUR	100,000	Citibank N.A.	4/17/19	(694)
USD	115,060	EUR	100,000	Citibank N.A.	4/17/19	844
USD	26,742,665	EUR	23,038,609	Citibank N.A.	4/17/19	429,101
USD	432,900	MXN	8,399,264	Citibank N.A.	4/17/19	578
BRL	8,610,000	USD	2,296,674	JPMorgan Chase & Co.	4/17/19	(11,917)
CAD	12,357,281	USD	9,281,105	JPMorgan Chase & Co.	4/17/19	120,030

Total						$1,401,619

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

At February 28, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$19,547,000	8/31/23	2.500% semi-annually	3-month LIBOR quarterly	$(1,219)	$39,781

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.31 Index	$32,170,000	12/20/23	1.000% quarterly	$572,883	$537,793	$35,090

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation-Linked Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$407,055,204	—	$407,055,204
Corporate Bonds & Notes	—	25,795,379	—	25,795,379
Non-U.S. Treasury Inflation Protected Securities	—	25,093,982	—	25,093,982
Collateralized Mortgage Obligations	—	21,815,638	—	21,815,638
Sovereign Bonds	—	17,130,717	—	17,130,717
Asset-Backed Securities	—	12,482,841	—	12,482,841
U.S. Government & Agency Obligations	—	904,691	—	904,691

Total Long-Term Investments	—	510,278,452	—	510,278,452

Short-Term Investments†:
Repurchase Agreements	—	9,000,000	—	9,000,000
Sovereign Bonds	—	488,092	—	488,092
Money Market Funds	$10,283,726	—	—	10,283,726

Total Short-Term Investments	10,283,726	9,488,092	—	19,771,818

Total Investments	$10,283,726	$519,766,544	—	$530,050,270

Notes to Consolidated Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$2,485,015	—	—	$2,485,015
Forward Foreign Currency Contracts	—	$1,611,538	—	1,611,538
Centrally Cleared Interest Rate Swaps	—	39,781	—	39,781
Centrally Cleared Credit Default Swaps on Credit Indices-Sell Protection	—	35,090	—	35,090

Total Other Financial Instruments	$2,485,015	$1,686,409	—	$4,171,424

Total	$12,768,741	$521,452,953	—	$534,221,694

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,567,035	—	—	$1,567,035
Forward Foreign Currency Contracts	—	$209,919	—	209,919

Total	$1,567,035	$209,919	—	$1,776,954

†	See Consolidated Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Inflation-Linked Income Fund

By	/s/ JANE TRUST
Jane Trust
President

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
President

Date:	April 23, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2019